As filed with the Securities and Exchange Commission on June 30, 2006
                                     Investment Company Act File number 811-3522

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                        Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006

ITEM 1: REPORT TO STOCKHOLDERS
--------------------------------------------------------------------------------
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200


================================================================================



Dear Shareholders:


We are pleased to present the semi-annual report of Daily Tax Free Income Fund, Inc. (the "Fund") for the period November 1, 2005 through April 30, 2006.

The Fund had net assets of $353,220,794 and 1,771 active shareholders as of April 30, 2006.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,
/s/ Steven W. Duff






Steven W. Duff
President









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
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DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED APRIL 30, 2006
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

















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
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================================================================================

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value    Expenses Paid During the
               Class A                       11/1/05                  4/30/06                   Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,010.60                  $5.04
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.79                  $5.06
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value   Expenses Paid During the
               Class B                       11/1/05                  4/30/06                   Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,011.80                  $3.84
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,020.98                  $3.86
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value   Expenses Paid During the
          Thornburg Shares                   11/1/05                  4/30/06                   Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,010.60                  $5.04
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.79                  $5.06
  expenses)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                     Beginning Account Value    Ending Account Value   Expenses Paid During the
       First Southwest Shares                11/1/05                  4/30/06                     Period*
----------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00                $1,010.40                  $5.18
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00                $1,019.64                  $5.21
  expenses)
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratios of 1.01%, 0.77%, 1.01%, and 1.04%, for the Class A, Class B, Thornburg Shares, and First Southwest Shares, respectively, multiplied by the average account value over the period (November 1, 2005 through April 30, 2006), multiplied by 181/365 (to reflect the most recent fiscal half-year).














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
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DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Put Bonds (c) (1.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,300,000   Clipper Tax Exempt Certificates Trust (Massachusetts Non-AMT)
              - Series 2001-4
              Insured by MBIA Insurance Corp.                                   09/07/06    3.45%   $ 2,300,000     VMIG-1
  3,170,000   Clipper Tax Exempt Certificates Trust (Texas Non-AMT)
              - Series 2001-3
              Insured by MBIA Insurance Corp.                                   09/07/06    3.45      3,170,000     VMIG-1
-----------                                                                                         -----------
  5,470,000   Total Put Bonds                                                                         5,470,000
-----------                                                                                         -----------

Tax Exempt Commercial Paper (4.88%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series A                               07/12/06    3.18%   $ 6,000,000      P-1      A1+
  3,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series B                               07/12/06    3.18      3,000,000      P-1      A1+
  2,030,000   Metropolitan Government of Nashville & Davidson County, TN
              Health & Educational Facilities Board
              (Vanderbilt University) - Series 2004A                            05/03/06    3.15      2,030,000      P-1      A1+
  3,700,000   San Antonio, TX Water System - Series 2001A                       06/07/06    3.20      3,700,000      P-1      A1+
  2,500,000   Sunshine State Government Finance Commission RB - Series H
              (City of Orlando Program)                                         07/13/06    3.23      2,500,000      P-1      A1+
-----------                                                                                         -----------
 17,230,000   Total Tax Exempt Commercial Paper                                                      17,230,000
-----------                                                                                         -----------

Tax Exempt General Obligation Notes & Bonds (13.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000   Belmont County, OH BAN (d)                                        03/14/07    3.55%   $ 2,212,913
  1,000,000   Cedarburg, WI School District TRAN (d)                            10/10/06    3.17      1,000,125
  1,705,000   Clark County, OH BAN (d)                                          05/11/06    3.00      1,705,100
  1,500,000   Dublin City, Everest Area School District, WI (d)                 08/28/06    2.95      1,501,421
  3,000,000   Delavan Darien, WI School District TRAN (d)                       08/25/06    3.75      3,006,191
  1,000,000   East Troy, WI Community School District (d)                       10/05/06    3.05      1,000,205
  7,000,000   Elkhart, IN Community Schools Tax Anticipation Time Warrants (d)  12/29/06    4.35      7,045,973
  1,055,000   Fairborn, OH Tax Increment Revenue Bonds
              (Commerce Boulevard Extension) - Series 2005
              LOC US Bank N.A.                                                  09/14/06    4.00      1,058,929     VMIG-1    A1+
  1,250,000   Florence County, WI School District TRAN (d)                      10/27/06    3.23      1,250,413


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Tax Exempt General Obligation Notes & Bonds (continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000   Greendale School District, WI TRPN (d)                            09/22/06    2.98%    $ 1,700,776
  1,680,000   Joint School District #2, Village of Marshall, Towns of Cottage
              Grove Deerfield, Medina, Sun Prairie & York, WI (d)               09/08/06    3.10       1,680,288
  1,290,000   Marion County District, OH BAN - Series 2006 (d)                  05/03/07    3.75       1,299,288
  1,400,000   Miami Trace, OH Local School District BAN                         07/18/06    3.24       1,402,226     MIG-1
  1,800,000   Mount Horeb, WI Area School District TRAN (d)                     10/30/06    3.15       1,800,868
  1,200,000   Mount Vernon, OH BAN (d)                                          03/22/07    3.58       1,203,814
  1,650,000   Muskingum County, OH (Bartlett Run) BAN (d)                       07/18/06    2.83       1,654,009
  5,000,000   New Jersey State TRAN                                             06/23/06    3.16       5,009,663     MIG-1    SP1+
  2,250,000   New Richmond, WI School District (d)                              09/29/06    3.14       2,250,453
  1,300,000   Shorewood, WI School District TRAN (d)                            10/20/06    3.05       1,300,293
  2,000,000   Sturgeon Bay, WI School District TRAN (d)                         10/25/06    3.15       2,000,467
  1,020,000   Tomahawk, WI School District TRAN (d)                             10/19/06    3.25       1,020,415
  4,000,000   Waunakee, WI Community School District TRAN (d)                   10/10/06    3.00       4,000,857
-----------                                                                                          -----------
 46,000,000   Total Tax Exempt General Obligation Notes & Bonds                                       46,104,687
-----------                                                                                          -----------

Variable Rate Demand Instruments (e) (75.88%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,115,000   ABN Amro Munitops Certificates Trust (Alaska Non-AMT)
              Single Asset - Series 2006-9 (State of Alaska International
              Airports System RRB - Series 2006 B,D
              Insured by MBIA Insurance Corp.                                   10/01/14    3.85%    $ 3,115,000
  5,000,000   ABN Amro Munitops Certificates Trust (Arizona Non-AMT)
              Single Asset - Series 2005-54
              Insured by FGIC                                                   07/01/13    3.83       5,000,000     P-1      A1+
  3,000,000   ABN Amro Munitops Certificate Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13    3.84       3,000,000     P-1      A1+
  5,475,000   ABN Amro Munitops Certificates Trust (Texas Non-AMT)
              Single Asset - Series 2005-47 (Edinburgh Consolidated Independent
              School District (Hidalgo County, TX) - Series 2005)
              Guaranteed by Texas PSF                                           02/15/13    3.85       5,475,000



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,995,000   ABN Amro Munitops Certificates Trust, VA
              Single Asset - Series 2005-48 (Rector and Visitors of the University
              of Virginia General Revenue Pledge Bonds - Series 2005)           06/01/13    3.83%    $ 6,995,000    VMIG-1
    800,000   Alachua County, FL HFA RB
              (Oak Hammock at the University of Florida Project)
              - Series 2002A
              LOC BNP Paribas                                                   10/01/32    3.82         800,000    VMIG-1
  1,900,000   Bell County, TX Health Facilities Development Corp.
              (Scott and White Memorial Hospital and Scott, Sherwood
              and Brindley Foundation Project) - Series 2000B-1
              Insured by MBIA Insurance Corp.                                   08/15/29    3.81       1,900,000    VMIG-1    A1+
  1,000,000   Bradford County, FL Health Facilities Authority
              (Shands Teaching Hospital & Clinic Inc.) - Series 1996B
              Insured by MBIA Insurance Corp.                                   12/01/26    3.66       1,000,000    VMIG-1    A1
  1,900,000   Burke County, GA Development Authority PCRB
              (Oglethorpe Power Vogtle Project) - Series 1994A
              Insured by FGIC                                                   01/01/19    3.82       1,900,000    VMIG-1    A1+
 11,850,000   City of Fultondale, AL GO Warrants - Series 2005B
              LOC Allied Irish Bank, PLC                                        11/01/33    3.84      11,850,000              A1
  5,000,000   City of Jacksonville, FL PCRB
              (Florida Power & Light Company Project) - Series 1995             05/01/29    3.80       5,000,000    VMIG-1    A1+
  1,255,000   City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25    3.80       1,255,000     P-1
  3,000,000   City of Wilmington, DE (Delaware Art Museum, Inc. Project) RB
              - Series 2003
              LOC Allied Irish Bank                                             10/01/37    3.83       3,000,000    VMIG-1
  3,000,000   Cohasset, MN RB (Minnesota Power & Light Co. Project)
              - Series 1997A
              LOC LaSalle Bank, N.A.                                            06/01/20    3.81       3,000,000              A1+
  1,000,000   Collier County, FL Health Facilities Authority HRB (Cleveland
              (Clinic Health System Obligated Group) - Series 2003C-1
              LOC JPMorgan Chase Bank, N.A.                                     01/01/35    3.80       1,000,000    VMIG-1    A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Collier County, FL IDA Health Care Facilities RB
              (NCH Health Care Systems, Inc.) - Series 2002
              LOC Fifth Third Bank                                              11/01/22    3.80%    $ 4,000,000              A1+
  2,000,000   Colorado Health Facilities Authority (Catholic Health Initiatives)
              - Series 2004B-4                                                  03/01/23    3.80       2,000,000    VMIG-1    A1+
  5,625,000   Connecticut State Special Tax Obligation Bonds - Series 2003-1
              Insured by AMBAC Assurance Corporation                            02/01/22    3.87       5,625,000    VMIG-1    A1+
  8,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004E       11/01/33    3.87       8,000,000    VMIG-1    A1+
  2,000,000   County of Henry, OH Improvement RB
              (Henry County Hospital, Inc.) - Series 2006
              LOC Key Bank, N.A.                                                03/01/31    3.86       2,000,000     P-1      A1
  7,000,000   Cuyahoga County, OH HRB (The Metrohealth System Project)
              - Series 2003
              LOC Key Bank, N.A.                                                03/01/33    3.82       7,000,000    VMIG-1
  4,000,000   Dade County, FL RB (Water and Sewer System) - Series 1994
              Insured by FGIC                                                   10/05/22    3.78       4,000,000    VMIG-1    A1+
  5,000,000   Detroit, MI Sewage Disposal System Refunding RB - Series 1998A
              Insured by MBIA Insurance Corp.                                   07/01/23    3.80       5,000,000    VMIG-1    A1+
    100,000   Fairfax County, VA Obligation RB (Fairfax Hospital System, Inc.)
              - Series 1988A-D                                                  10/01/25    3.73         100,000    VMIG-1    A1+
  1,400,000   Floaters-TRS Series FR -M6J (Commonwealth of Massachusetts
              GO Bonds Consolidated Loan of 2002 Series C)
              Insured by FSA                                                    11/01/11    3.96       1,400,000    VMIG-1
  1,300,000   Floaters-TRS Series 2002 L48J (Brockton, MA Housing
              Development Corp. MHRB - Series 1992A (Douglas House Project)
              Collateralized by Federal National Mortgage Association           09/01/24    3.90       1,300,000              A1+
  2,300,000   Floaters-TRS Series 2005 K3 (Metropolitan Transportation
              Authority Transportation RB - Series 2005B)
              Insured by MBIA Insurance Corp.                                   11/15/35    3.85       2,300,000     P-1      A1+
  6,500,000   Floater TRS - Series 2005 - L21
              (New York City, NY GO Bonds, Fiscal 2004 - Series I)
              Insured by MBIA Insurance Corp.                                   08/01/17    3.85       6,500,000    VMIG-1
    345,000   Florida Finance Authority Continuing Care Retirement Community
              RB (Glenridge on Palmer Ranch Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12    3.82         345,000    VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Florida Gulf Coast University Financing Corp. - Series 2003
              LOC Wachovia Bank, N.A.                                           12/01/33    3.87%    $ 2,000,000    VMIG-1
  1,925,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22    3.86       1,925,000    VMIG-1    A1+
  1,000,000   Greensboro, NC Public Improvement - Series 1994B                  04/01/14    3.80       1,000,000    VMIG-1    A1+
  7,000,000   Illinois Development Finance Authority
              (North Park University Project)  - Series 2005
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35    3.83       7,000,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                   02/01/33    3.87       3,400,000              A1+
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                              12/01/14    3.81       3,000,000    VMIG-1    A1+
  3,000,000   Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25    3.87       3,000,000    VMIG-1
  1,500,000   Jefferson County, KY
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                              01/01/19    3.84       1,500,000     P-1      A1+
   2,500,000  Lakeview School District, MI 2002 School Building
              & Site Bonds GO Unlimited Tax - Series B                          05/01/32    3.78       2,500,000              A1+
   2,500,000  Latrobe, PA IDA RB (Diocese of Greensburg) - Series 2003
              LOC Allied Irish Bank                                             06/01/33    3.85       2,500,000    VMIG-1
   3,000,000  Lexington-Fayette, KY (Roman Catholic Diocese
              of Lexington) - Series 2005A
              LOC Fifth Third Bank                                              10/01/32    3.82       3,000,000    VMIG-1    A1+
   1,750,000  Lowell Area Schools, MI School Building & Site Bonds
              GO Unlimited Tax - Series 2004 (d)                                05/01/29    3.82       1,750,000
   4,900,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                             05/01/29    3.85       4,900,000    VMIG-1
   5,000,000  Marion County, FL Hospital District
              (Monroe Regional Health Systems) - Series 2000
              LOC Amsouth Bank                                                  10/01/30    3.82       5,000,000    VMIG-1


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Martin County, FL PCRB
              (Florida Power & Light Company Project) - Series 2000             07/15/22    3.83%   $ 2,000,000     VMIG-1    A1+
  8,000,000   Massachusetts State HEFA RB (Harvard University)
              Series GG-1/2 (2004)                                              07/01/29    3.63      8,000,000     VMIG-1    A1+
  6,500,000   Metropolitan Transportation Authority, NY
              Transportation RB - Series 2005E2
              LOC Fortis Bank S.A./N.V.                                         11/01/35    3.82      6,500,000     VMIG-1    A1+
  3,150,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                       01/01/16    3.75      3,150,000               A1
  3,010,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20    3.81      3,010,000               A1+
  3,000,000   New Jersey Health Care Financing Authority RB
              (Capital Asset Finance Program) - Series 1985B
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35    3.71      3,000,000     VMIG-1
  3,000,000   New Jersey State COPs (Office of Public Finance) - Series 2004L26
              Insured by AMBAC Assurance Corporation                            06/15/16    3.90      3,000,000     VMIG-1
  4,500,000   New Ulm, MN Hospital Refunding RB
              (The Health Central Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14    3.95      4,500,000               A1+
  4,000,000   New York City, NY GO - Series J-2
              LOC Westdeutsche landesbank, AG                                   02/15/16    3.79      4,000,000      P-1      A1
  5,545,000   New York City, NY GO - Sub-Series A-6
              LOC Landesbank Hessen - Thuringen Girozentrale                    08/01/19    3.77      5,545,000     VMIG-1    A1+
  5,000,000   New York State HFA RB (10 Barclay Street) - Series 2004 A
              Collateralized by Federal National Mortgage Association           11/15/37    3.82      5,000,000     VMIG-1
  4,900,000   New York City, NY GO Bonds, Fiscal 2004 - Subseries H-2
              LOC Bank of New York                                              03/01/34    3.76      4,900,000     VMIG-1    A1+
  2,900,000   Oregon State Department of Administrative Services
              COPs - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                   11/01/23    3.84      2,900,000     VMIG-1
  2,000,000   Orlando & Orange County, FL Expressway Authority RB
              - Series 2003 C-1
              Insured by FSA                                                    07/01/25    3.78      2,000,000     VMIG-1    A1+



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,200,000   Palm Beach County, FL (Palm Beach County School Board)
              Insured by AMBAC Assurance Corporation                            08/01/29     3.77%   $ 3,200,000    VMIG-1    A1+
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC Bank of America, N.A.                                         06/01/25     3.86      7,350,000              A1+
  1,925,000   Pinellas County, FL Health Facility Authority RB
              (St. Mark's Village Project) - Series 1987
              LOC Bank of America, N.A.                                         03/01/17     3.83      1,925,000              A1+
  3,365,000   PUTTERs Series 1104 Custodial Reciepts Series 2005-7
              (New Jersey EDA School Facilities Construction Bonds) 2005 Series O
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13     3.84      3,365,000    VMIG-1
  2,355,000   PUTTERs - Series 1167 (Pennsylvania Turnpike Commission -
              Series 2005A)
              Insured by FSA                                                    01/15/23     3.84      2,355,000    VMIG-1
    950,000   Richmond, VA Capital Regional Airport Commission
              (Richmond International Airport) - Series 1995B
              Insured by AMBAC Assurance Corporation                            07/01/25     3.80        950,000    VMIG-1    A1+
  2,900,000   Salina, KS (Salina Central Mall Ltd. Dillards Project)  - Series 1984
              LOC Bank of America, N.A.                                         12/01/14     4.00      2,900,000    VMIG-1    A1+
  7,500,000   Savannah, GA EDA RB
              (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                 09/01/29     3.80      7,500,000    VMIG-1
  2,000,000   Shelby County, TN
              Health Educational & Housing Facilities Board Revenue
              (Americare Health Properties Project) - Series 2005
              LOC Fifth Third Bank                                              12/01/30     3.82      2,000,000     P-1      A1+
  3,000,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                    12/01/22     3.84      3,000,000    VMIG-1
  1,470,000   St. Cloud, MN (Kelly Inn Project)
              LOC U.S. Bank                                                     04/01/13     3.95      1,470,000     P-1      A1+
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     3.83        500,000    VMIG-1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments (e) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) - Series 1997
              LOC Suntrust Bank                                                 08/01/22    3.80%    $ 1,000,000    VMIG-1    A1+
  2,500,000   TOCa (TICs/TOCs Trust Series 2001-2) Commonwealth
              of Puerto Rico Public Improvement Bonds of 2001 - Series A
              Insured by FSA                                                    07/01/27    3.81       2,500,000              A1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corp.                                   10/01/40   23.86       2,520,000              A1+
  1,765,000   Tulsa, OK IDA (Indian Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14    3.90       1,765,000    VMIG-1    A1+
  5,000,000   University of Pittsburgh of the Commonwealth System of
              Higher Education (University Capital Project) - Series 2002-A     09/15/12    3.84       5,000,000    VMIG-1
A1+
  4,100,000   University of Southern Indiana (Student Fee) - Series G
              LOC JPMorgan Chase Bank                                           10/01/19    3.87       4,100,000    VMIG-1    A1
  3,900,000   Utah State Building Ownership Authority Lease RB - Series 2001-C
              LOC Landesbank Hessen - Thuringen Girozentrale                    05/15/22    3.87       3,900,000    VMIG-1    A1+
  1,470,000   Village of Channahon, IL RB (Morris Hospital) - Series 2003B
              LOC US Bank, N.A.                                                 12/01/32    3.81       1,470,000              A1+
    925,000   Virginia College Building Authority
              (University of Richmond Project) - Series 1996                    11/01/26    3.80         925,000    VMIG-1
  1,500,000   Washington State Public Power Supply System
              (Nuclear Project #1) - Series 1993 1A-1
              LOC Bank of America, N.A.                                         07/01/17    3.80       1,500,000    VMIG-1    A1+
  3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series 2004B                     05/01/34    3.80       3,000,000              A1+
-----------                                                                                          -----------
268,035,000   Total Variable Rate Demand Instruments                                                 268,035,000
-----------                                                                                          -----------
Variable Rate Demand Instruments - Participation Note (e) (0.00%)
------------------------------------------------------------------------------------------------------------------------------------
$     7,413   The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC JPMorgan Chase Bank, N.A.                                     06/30/06    4.26%    $     7,413     P-1      A1+
-----------                                                                                          -----------
      7,413   Total Variable Rate Demand Instruments - Participation Note                                  7,413
-----------                                                                                          -----------




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
APRIL 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date    Coupon (b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----    ---------     ------     -------  --------
Variable Rate Demand Instruments - Private Placements (e) (4.57%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,269,000   Anaheim, CA MHRB (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15    4.65%   $  3,269,000     P-1      A1
  2,234,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15    4.65       2,234,000     P-1      A1
  3,248,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15    4.65       3,248,000     P-1      A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14    4.65       1,500,000     P-1      A1
  4,030,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20    3.80       4,030,000     P-1      A1
  1,853,500   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15    5.04       1,853,500     P-1      A1+
-----------                                                                                         ------------
 16,134,500   Total Variable Rate Demand Instruments - Private Placements                             16,134,500
-----------                                                                                         ------------
              Total Investments (99.93%) (cost $352,981,600+)                                        352,981,600
              Cash and other assets, in excess of liabilities (0.07%)                                    239,194
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $353,220,794
                                                                                                    ============

              + Aggregate cost for federal income tax purposes is identical.






















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(e) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
    BAN     =   Bond Anticipation Note                        LOC    =   Letter of Credit
    COPS    =   Certificates of Participation                 MHRB   =   Multi-Family Housing Revenue Bond
    EDA     =   Economic Development Authority                PCRB   =   Pollution Control Revenue Bond
    EDC     =   Economic Development Corporation              RB     =   Revenue Bond
    EDRB    =   Economic Development Revenue Bond             RDRB   =   Residential Development Revenue Bond
    FGIC    =   Financial Guaranty Insurance Company          RN     =   Revenue Notes
    FSA     =   Financial Security Assurance                  ROCs   =   Reset Option Certificates
    GO      =   General Obligation                            TICs   =   Trust Inverse Certificates
    HEFA    =   Health and Education Facilities Authority     TOCs   =   Tender Option Certificates
    HFA     =   Housing Finance Authority                     TRs    =   Trust Receipts
    HRB     =   Hospital Revenue Bond                         TRAN   =   Tax and Revenue Anticipation Note
    IDA     =   Industrial Development Authority              TRPN   =   Tax and Revenue Promissory Notes
    IDRB    =   Industrial Development Revenue Bond




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
APRIL 30, 2006
(UNAUDITED)
================================================================================

------------------------- ---------------------------- -------------------------------
         States                      Value                     % of Portfolio
------------------------- ---------------------------- -------------------------------
Alabama                          $  14,850,000                      4.21%
Alaska                               3,115,000                      0.88
Arizona                             12,350,000                      3.50
California                           8,751,000                      2.48
Colorado                             5,000,000                      1.42
Connecticut                          8,635,000                      2.45
Delaware                             3,000,000                      0.85
Florida                             35,770,000                     10.13
Georgia                              9,400,000                      2.66
Illinois                            19,870,000                      5.63
Indiana                             11,145,972                      3.16
Kansas                               2,900,000                      0.82
Kentucky                             4,500,000                      1.28
Maryland                            17,680,000                      5.01
Massachusetts                       10,700,000                      3.03
Michigan                            15,250,000                      4.32
Minnesota                            8,970,000                      2.54
New Jersey                          14,374,663                      4.07
New York                            34,745,000                      9.84
North Carolina                       1,000,000                      0.28
Ohio                                22,716,280                      6.44
Oklahoma                             1,765,000                      0.50
Oregon                               2,900,000                      0.82
Pennsylvania                         9,855,000                      2.79
Puerto Rico                          2,500,000                      0.71
Tennessee                            4,030,000                      1.14
Texas                               15,982,413                      4.53
Utah                                 5,753,500                      1.63
Virginia                             9,470,000                      2.68
Washington                           4,500,000                      1.28
Wisconsin                           23,512,772                      6.66
Other Territories                    7,990,000                      2.26
------------------------- ---------------------------- -------------------------------
Total                            $ 352,981,600                    100.00%
------------------------- ---------------------------- -------------------------------


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006
(UNAUDITED)
================================================================================

ASSETS
   Investments in securities, at amortized cost (Note 1)..............................       $   352,981,600
   Accrued interest receivable........................................................             2,264,736
   Prepaid expenses...................................................................                58,102
   Other receivables..................................................................                   494
                                                                                             ---------------
      Total assets....................................................................           355,304,932
                                                                                             ---------------


LIABILITIES
   Payable to affiliates*.............................................................               177,263
   Payable for securities purchases...................................................             1,299,288
   Due to custodian...................................................................               291,152
   Accrued expenses...................................................................                12,790
   Dividends payable..................................................................               297,900
   Other payable......................................................................                 5,745
                                                                                             ---------------
      Total liabilities...............................................................             2,084,138
                                                                                             ---------------
   Net assets.........................................................................       $   353,220,794
                                                                                             ===============


SOURCE OF NET ASSETS
   Net capital paid in on shares of capital stock (Note 3)............................       $   353,235,261
   Accumulated net realized loss......................................................               (14,467)
                                                                                             ---------------
   Net assets.........................................................................       $   353,220,794
                                                                                             ===============
   Net asset value, per share (Note 3):

     Class A shares, ($85,661,646 applicable to 85,705,682 shares outstanding)........           $      1.00
                                                                                                 ===========
     Class B shares, ($204,382,647 applicable to 204,487,714 shares outstanding)......           $      1.00
                                                                                                 ===========
     Thornburg shares, ($21,218,591 applicable to 21,229,499 shares outstanding)......           $      1.00
                                                                                                 ===========
     First Southwest shares, ($41,957,910 applicable to 41,979,479 shares outstanding)           $      1.00
                                                                                                 ===========

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 2006
(UNAUDITED)
================================================================================

INVESTMENT INCOME

Income:
    Interest................................................................................  $     5,976,176
                                                                                               --------------
Expenses: (Note 2)
    Investment management fee...............................................................          621,016
    Administration fee......................................................................          401,272
    Distribution fee (First Southwest shares)...............................................           78,968
    Shareholder servicing fee (Class A shares)..............................................          119,810
    Shareholder servicing fee (Thornburg shares)............................................           15,781
    Shareholder servicing fee (First Southwest shares)......................................           78,968
    Custodian expenses......................................................................           19,766
    Shareholder servicing and related shareholder expenses+.................................          113,331
    Legal, compliance and filing fees.......................................................          269,127
    Audit and accounting....................................................................           88,127
    Directors' fees and expenses............................................................           24,123
    Other Expenses..........................................................................           10,861
                                                                                               --------------
       Total expenses.......................................................................        1,841,150
              Fees waived...................................................................         (154,392)
                                                                                               --------------
       Net expenses.........................................................................        1,686,758
                                                                                               --------------
Net investment income.......................................................................        4,289,418


REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.....................................................              -0-
                                                                                               --------------
Increase in net assets from operations......................................................  $     4,289,418
                                                                                               ==============


+ Includes class specific transfer agency expenses of $23,927, $63,154 and $3,189 for Class A, Class B and Thornburg shares, respectively.





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                    Six Months Ended                 Year
                                                                     April 30, 2006                  Ended
                                                                       (Unaudited)             October 31, 2005
                                                                        ---------              ----------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income.........................................  $      4,289,418          $      4,431,657
    Net realized gain (loss) on investments.......................           -0-                        10,676
                                                                     ---------------           ---------------
    Increase in net assets from operations........................         4,289,418                 4,442,333
Dividends to shareholders from net investment income: *
    Class A shares................................................        (1,011,295)               (1,114,137)
    Class B shares................................................        (2,488,150)               (2,668,882)
    Thornburg shares..............................................          (134,197)                 (101,858)
    First Southwest shares........................................          (655,776)                 (546,780)
                                                                     ---------------           ---------------
    Total dividend to shareholders................................        (4,289,418)               (4,431,657)


Capital share transactions (Note 3):
    Class A shares................................................       (26,463,188)                2,994,097
    Class B shares................................................        14,410,598               (33,770,996)
    Thornburg shares..............................................        10,804,172                 1,208,020
    First Southwest shares........................................       (24,785,699)               23,907,949
                                                                     ---------------           ---------------
    Total capital share transactions..............................       (26,034,117)               (5,650,254)
                                                                     ---------------           ---------------
        Total increase (decrease).................................       (26,034,117)               (5,650,254)
Net assets:
    Beginning of period...........................................       379,254,911               384,905,165
                                                                     ---------------           ---------------
    End of period.................................................  $    353,220,794          $    379,254,911
                                                                     ===============           ===============
    Undistributed net investment income...........................  $        -0-              $        -0-
                                                                     ===============           ===============

* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================

1. Summary of Accounting Policies

Daily Tax Free Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has four classes of stock authorized, Class A, Class B, Thornburg shares and First Southwest Tax Free Income Fund shares (First Southwest shares). The Class A shares, Thornburg shares and First Southwest shares are subject to a service fee pursuant to Shareholder Servicing Agreements. The First Southwest shares are subject to an additional fee pursuant to a Distribution Agreement. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and certain administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees, servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. First Southwest shares commenced on August 5, 2002. The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount is accreted or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

1. Summary of Accounting Policies (continued)

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premiums, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management LLC (the "Manager") at an annual rate of ..325% of the Fund's average daily net assets up to $750 million plus .30% of such assets in excess of $750 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets up to $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, with respect to the Class A, the Thornburg shares and the First Southwest shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, a service fee equal to .25% of the Fund's average daily net assets with respect only to the Class A, the Thornburg shares and the First Southwest shares. In addition, for its services under the Distribution Agreement, the Distributor receives from the First Southwest Class of shares, a distribution fee equal to .25% of the Class's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

For the period ended April 30, 2006, the Manager and Distributor voluntarily waived the following fees:
Administration fees                           $ 100,694
Distribution fees - First Southwest shares       53,698
                                              ---------
Total                                         $ 154,392

The Manager and Distributor have no right to recoup prior waivers.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $6,000 per annum plus $850 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. Effective January 1, 2006, the Lead Independent Director will receive an additional annual fee of $8,000 and the Deputy Lead Director will receive an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $79,628 paid to Reich & Tang Services, Inc., ("the Transfer Agent"), an affiliate of the Manager as servicing agent for the Fund. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

account per year or a minimum of 0.05% of the monthly average net assets of the Class A, B and Thornburg shares of the Fund. For the period ended April 30, 2006 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Fund.

3. Capital Stock

At April 30, 2006, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions, all at $1.00 per share, were as follows:

                                                Six Months Ended                          Year
                                                 April 30, 2006                          Ended
Class A shares                                     (Unaudited)                      October 31, 2005
--------------                                      ---------                       ----------------
Sold......................................          219,444,206                        398,308,622
Issued on reinvestment of dividends.......              905,521                            971,869
Redeemed..................................         (246,812,915)                      (396,286,394)
                                                 --------------                     --------------
Net increase (decrease)...................          (26,463,188)                         2,994,097
                                                 ==============                     ==============

Class B shares
--------------
Sold......................................          459,512,298                        775,692,462
Issued on reinvestment of dividends.......            1,999,765                          2,073,588
Redeemed..................................         (447,101,465)                      (811,537,046)
                                                 --------------                     --------------
Net increase (decrease)...................           14,410,598                        (33,770,996)
                                                 ==============                     ==============

Thornburg shares
----------------
Sold......................................           30,109,574                         15,912,301
Issued on reinvestment of dividends.......              129,930                             97,368
Redeemed..................................          (19,435,332)                       (14,801,649)
                                                 --------------                     --------------
Net increase (decrease)...................           10,804,172                          1,208,020
                                                 ==============                     ==============

First Southwest shares
----------------------
Sold......................................           82,261,800                        239,668,492
Issued on reinvestment of dividends.......              655,756                            546,554
Redeemed..................................         (107,703,255)                      (216,307,097)
                                                 --------------                     --------------
Net increase (decrease)...................          (24,785,699)                        23,907,949
                                                 ==============                     ==============

4. Tax Information

The tax character of all dividends paid during the years ended October 31, 2005 and 2004 were tax exempt income. During the year ended October 31, 2005, the Fund utilized $10,676 of its capital loss carry forwards.

At October 31, 2005, the Fund had unused capital loss carry forwards of $14,467, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, such losses expire in varying amounts through October 31, 2010.

At October 31, 2005, the Fund had no distributable earnings.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights

                                         Six Months Ended                       Year Ended October 31,
                                          April 30, 2006   ------------------------------------------------------------------
Class A shares                              (Unaudited)       2005          2004          2003          2002          2001
--------------                               ---------     ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $   1.00      $   1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                             ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income................         0.011         0.012        0.002         0.002         0.007         0.025
   Net realized and unrealized gain (loss)
      on investments....................          --           0.000         --           0.000         0.000         0.000
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations.....         0.011         0.012        0.002         0.002         0.007         0.025
                                             ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.        (0.011)       (0.012)      (0.002)       (0.002)       (0.007)       (0.025)
   Net realized gains on investments....          --            --           --            --            --            --
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total distributions..................        (0.011)       (0.012)      (0.002)       (0.002)       (0.007)       (0.025)
                                             ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period..........     $   1.00      $   1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                             ==========    ==========    ==========    ==========    ==========    ==========
Total Return............................         1.06%(a)      1.19%        0.22%         0.25%         0.73%         2.58%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $  85,662     $ 112,115     $ 109,120     $ 109,926     $ 128,709     $ 146,799
Ratios to average net assets:
   Expenses, net of fees waived (b).....         1.01%(c)      1.01%        1.00%         1.00%         0.97%         0.92%
   Net investment income................         2.11%(c)      1.17%        0.22%         0.25%         0.73%         2.60%
   Administration fees waived...........         0.05%(c)       --           --            --            --            --
   Expenses paid indirectly.............          --  (c)      0.00%        0.00%         0.00%         0.00%         0.00%
   Shareholder servicing fees waived....          --  (c)       --          0.02%         0.04%          --            --

   (a) Not annualized
   (b) Includes expenses paid indirectly
   (c) Annualized












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                         Six Months Ended                       Year Ended October 31,
                                          April 30, 2006   ------------------------------------------------------------------
Class B shares                              (Unaudited)       2005          2004          2003          2002          2001
--------------                               ---------     ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $   1.00      $   1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                             ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income................         0.012         0.014        0.005         0.005         0.010         0.028
   Net realized and unrealized gain (loss)
     on investments.....................          --           0.000         --           0.000         0.000         0.000
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations.....         0.012         0.014        0.005         0.005         0.010         0.028
                                             ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.        (0.012)       (0.014)      (0.005)       (0.005)       (0.010)       (0.028)
   Net realized gains on investments....          --            --           --            --            --            --
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total distribution...................        (0.012)       (0.014)      (0.005)       (0.005)       (0.010)       (0.028)
                                             ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period..........     $   1.00      $   1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                             ==========    ==========    ==========    ==========    ==========    ==========
Total Return............................         1.18%(a)      1.44%        0.47%         0.49%         1.05%         2.85%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $ 204,383     $ 189,986     $ 223,736     $ 275,687     $ 262,311     $ 406,013
Ratios to average net assets:
   Expenses (b).........................         0.77%(c)      0.77%        0.75%         0.75%         0.66%         0.65%
   Net investment income................         2.36%(c)      1.40%        0.46%         0.49%         1.05%         2.86%
   Administration fees waived...........         0.05%(c)       --           --            --            --            --
   Expenses paid indirectly.............          --  (c)      0.00%        0.00%         0.00%         0.00%         0.00%


(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights (Continued)

                                         Six Months Ended                       Year Ended October 31,
                                          April 30, 2006   ------------------------------------------------------------------
Thornburg shares                            (Unaudited)       2005          2004          2003          2002          2001
----------------                             ---------     ----------    ----------    ----------    ----------    ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....     $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                             ----------    ----------    ----------    ----------    ----------    ----------
Income from investment operations:
   Net investment income................        0.011         0.012         0.002         0.002         0.007         0.025
   Net realized and unrealized gain (loss)
     on investments.....................         --            --            --           0.000         0.000         0.000
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total from investment operations.....        0.011         0.012         0.002         0.002         0.007         0.025
                                             ----------    ----------    ----------    ----------    ----------    ----------
Less distributions:
   Dividends from net investment income.       (0.011)       (0.012)       (0.002)       (0.002)       (0.007)       (0.025)
   Net realized gains on investments....         --            --            --            --            --            --
                                             ----------    ----------    ----------    ----------    ----------    ----------
   Total distribution...................       (0.011)       (0.012)       (0.002)       (0.002)       (0.007)       (0.025)
                                             ----------    ----------    ----------    ----------    ----------    ----------
Net asset value, end of period..........     $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                             ==========    ==========    ==========    ==========    ==========    ==========
Total Return............................        1.06%(a)      1.19%         0.22%         0.25%         0.73%         2.58%
Ratios/Supplemental Data
Net assets, end of period (000's).......     $  21,218     $  10,420     $   9,213     $ 11,572      $   8,277     $   4,039
Ratios to average net assets:
   Expenses, net fees waived (b)........        1.01%(c)      1.01%         1.00%         1.00%         0.97%         0.92%
   Net investment income................        2.13%(c)      1.17%         0.22%         0.25%         0.73%         2.60%
   Administration fees waived...........        0.05%(c)       --            --            --            --            --
   Expenses paid indirectly.............         --  (c)      0.00%         0.00%         0.00%         0.00%         0.00%
   Shareholder servicing fees waived....        0.00%(c)      0.00%         0.02%         0.04%         0.00%         0.00%

(a) Not annualized
(b) Includes expenses paid indirectly
(c) Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

5. Financial Highlights (Continued)

                                                                                                                    August 5, 2002
                                                          Six Months Ended          Year Ended October 31,         (Commencement of
                                                           April 30, 2006  --------------------------------------    Offering) to
First Southwest shares                                      (Unaudited)       2005          2004          2003     October 31, 2002
----------------------                                       ---------     ----------    ----------    ----------  ----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period......................   $  1.00       $  1.00       $  1.00       $  1.00        $  1.00
                                                             ----------    ----------    ----------    ----------     ----------
Income from investment operations:
   Net investment income..................................      0.010         0.012         0.002         0.002          0.002
   Net realized and unrealized gain (loss)
      on investments......................................       --           0.000          --           0.000          0.000
                                                             ----------    ----------    ----------    ----------     ----------
   Total from investment operations.......................      0.010         0.012         0.002         0.002          0.002
                                                             ----------    ----------    ----------    ----------     ----------
Less distributions:
   Dividends from net investment income...................     (0.010)       (0.012)       (0.002)       (0.002)        (0.002)
   Net realized gains on investments......................       --            --            --            --             --
                                                             ----------    ----------    ----------    ----------     ----------
   Total distribution.....................................     (0.010)       (0.012)       (0.002)       (0.002)        (0.002)
                                                             ----------    ----------    ----------    ----------     ----------
Net asset value, end of period............................   $  1.00       $  1.00       $  1.00       $  1.00        $  1.00
                                                             ==========    ==========    ==========    =========      =========
Total Return..............................................      1.04%(a)      1.18%         0.19%         0.23%          0.15%(a)
Ratios/Supplemental Data
Net assets, end of period (000's).........................   $  41,958     $  66,733     $  42,836     $  36,691      $  19,318
Ratios to average net assets:
   Expenses, net of fees waived (b).......................      1.04%(c)      1.04%         1.03%         1.02%          1.03%(c)
   Net investment income..................................      2.08%(c)      1.20%         0.20%         0.19%          0.63%(c)
   Administration fees waived.............................      0.05%(c)       --            --            --             --
   Expenses paid indirectly...............................       --  (c)      0.00%         0.00%         0.00%          0.00%
   Shareholder servicing fees and distribution fees waived      0.17%(c)      0.17%         0.17%         0.19%          0.08%(c)

   (a) Not annualized
   (b) Includes expenses paid indirectly
   (c) Annualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http//www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12-month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On April 20, 2006, the Board of Directors approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Directors considered the following information:

     1) The nature, extent and quality of services provided by the Manager.

The Directors reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Directors noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the compensation of all officers, directors and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Directors evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Directors and Fund counsel. The Directors concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Directors reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Directors; and (iv) the Manager had kept the Directors apprised of developments relating to the Fund and the industry in general. The Directors also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Directors also noted the high quality of services provided by the Manager under the Administrative Services Contract.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

     2) The performance of the Fund and the Manager.

The Directors reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended February 28, 2006. The peer group categories included: (i) an asset-based peer group of retail no-load tax-exempt money market funds, as classified by Lipper, as the peer group for the Fund's Class A shares ("expense group 1"); (ii) a competitors class peer group, representing other retail tax-exempt money market funds that are considered to be competitors of the Fund with similar distribution channels ("expense group 2"); (iii) a peer group of all funds in the Lipper universe with similar load-type to the Fund regardless of asset size ("expense universe") and
(iv) other tax-exempt money market funds that are advised or sub-advised by the Manager ("subadvised expense group"). These peer groups are collectively referred to as the "Peer Groups." The Manager advised the Board that it does not advise or subadvise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Fund's. The Directors used the Fund's performance against the Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Directors considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Fund against all the Peer Groups was satisfactory and that the Fund's ranking against the Lipper performance universe (which includes all funds in the expense universe) was in the lst quintile for five- and ten-year period, 2nd quintile for the three-year period, and 3rd quintile for the one-year period (lst quintile being the highest).

In connection with its assessment of the performance of the Manager, the Directors considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Directors took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Directors concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.


     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Directors' consideration of the level of the management fee, the Directors considered a number of factors. The Directors compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. The Directors also considered comparative total fund expenses of the Class A shares of the Fund and the Peer Groups. The Directors used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Directors also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Directors considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were reasonable when compared to

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (Continued)

     3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

the combined fees of the Peer Groups. The Directors also acknowledged that the differences in expense ratios as between the various shares classes of the Fund was primarily due to the differences in 12b-1 fees payable by the classes in connection with the distribution channels through which each class was sold. The Directors also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund's. The Directors concluded that the level of the management fee was reasonable in light of these factors.

The Directors also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Directors reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005. The Directors considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Directors concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

     4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With  respect  to the  Directors'  consideration  of  economies  of  scale,  the
Directors discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Directors also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Directors also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Directors concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth in the future, however, they noted that the current fee structure did contain breakpoints which would decrease the rate of the management fee at higher asset levels. In the event there were significant asset growth in the future, the Directors determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

     5) Other Factors.

In addition to the above factors, the Directors acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Directors, including all of the disinterested Directors, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Directors deemed relevant. The Directors based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Directors were also assisted by the advice of independent counsel in making this determination.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------


Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




DTF406S

                                          DAILY
                                          TAX FREE
                                          INCOME
                                          FUND, INC.












                                             Semi-Annual Report
                                               April 30, 2006
                                                (Unaudited)

ITEM 2:    CODE OF ETHICS

Not Applicable.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5:    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:    SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9:    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

ITEM 10:   CONTROLS AND PROCEDURES

     (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

     (a)(1) Not Applicable (disclosure required in annual report on N-CSR only).

     (a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

     (a)(3) Not applicable.

     (b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: June 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: June 30, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: June 30, 2006

* Print the name and title of each signing officer under his or her signature.